AB Tax-Managed All Market Income Portfolio

Portfolio of Investments

November 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 59.5%
Long-Term Municipal Bonds – 53.7%
Alabama – 0.7%
Black Belt Energy Gas District (Morgan Stanley) Series 2019-A 4.00%, 12/01/2049	$265	$295,689
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016-A 5.00%, 09/01/2046	100	147,427
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	250	288,746

		731,862

Arizona – 0.6%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2 3.625%, 05/20/2033	140	156,605
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	100	119,871
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	235	251,235
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	110	120,781

		648,492

California – 2.5%
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	100	109,869
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	150	156,725
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2051(b)	500	574,404
California Housing Finance Agency Series 2021 3.25%, 08/20/2036	100	113,313

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	$250	$285,502
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(a)	100	108,033
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	100	105,116
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	100	89,993
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	100	103,956
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.25%, 05/01/2057(a)	100	93,595
4.00%, 05/01/2057(a)	200	194,209
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 4.00%, 07/01/2058(a) (b)	100	93,100
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	100	105,231
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047	200	204,328
Los Angeles Department of Water & Power (Los Angeles Department of Water & Power Power System Revenue) Series 2020-A 5.00%, 07/01/2029	180	233,011

		2,570,385

Colorado – 0.8%
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2028	545	681,614

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041(b)	$100	$106,579
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	100	100,602

		888,795

Connecticut – 1.1%
State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2027	1,135	1,192,955

Delaware – 0.2%
State of Delaware Series 2017 5.00%, 03/01/2022	225	227,693

District of Columbia – 0.1%
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	1,625	159,706

Florida – 4.0%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040(b)	100	108,347
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(a)	270	287,189
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2034	500	613,121
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	240	251,890
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2036	500	627,474
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax) Series 2012-A 5.00%, 10/01/2025 (Pre-refunded/ETM)	560	582,408
County of Miami-Dade FL Aviation Revenue Series 2014-B 5.00%, 10/01/2025	665	748,715

	Principal Amount (000)	U.S. $ Value

Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2049	$315	$373,619
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037-01/01/2048	425	498,174
Village Community Development District No. 13 Series 2021 1.80%, 05/01/2026	100	100,628

		4,191,565

Georgia – 3.2%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2030	200	233,932
City of Atlanta GA Department of Aviation Series 2014-A 5.00%, 01/01/2028	625	685,449
Development Authority for Fulton County (Georgia Tech Athletic Association) Series 2019 5.00%, 10/01/2035	835	1,053,713
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-C 4.00%, 08/01/2048	450	479,589
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052	220	259,559
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 04/01/2044 (Pre-refunded/ETM)	210	232,581
State of Georgia Series 2021-A 5.00%, 07/01/2029	305	396,896

		3,341,719

Guam – 0.3%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011-A 5.125%, 01/01/2042	300	301,180

Illinois – 5.6%
Chicago Board of Education
Series 2012-A 5.00%, 12/01/2042	525	544,184
Series 2016-A 7.00%, 12/01/2044	100	120,699
Series 2017-B 6.75%, 12/01/2030(a)	135	177,007
7.00%, 12/01/2042(a)	100	129,866

	Principal Amount (000)	U.S. $ Value

Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033	$105	$127,092
City of Chicago IL Series 2014-A 5.00%, 01/01/2035	100	110,542
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041	415	495,975
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	210	239,291
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049	425	490,804
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	448	448,373
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2046	250	284,623
Metropolitan Pier & Exposition Authority
Series 2012 Zero Coupon, 12/15/2041-12/15/2050	675	337,112
Series 2017-A 5.00%, 06/15/2057	115	134,105
Series 2017-B Zero Coupon, 12/15/2054	150	54,593
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2023	365	389,894
State of Illinois
Series 2013 5.00%, 07/01/2022	315	323,628
Series 2016 5.00%, 02/01/2027-02/01/2028	650	775,509
Series 2017-A 5.00%, 12/01/2025	135	156,767
Series 2017-D 5.00%, 11/01/2024-11/01/2028	480	560,542

		5,900,606

Indiana – 0.3%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	185	175,077

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2037(b)	$100	$105,504

		280,581

Iowa – 0.9%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2018-B 5.25%, 12/01/2050	110	119,510
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2020-A 5.00%, 08/01/2026	385	463,593
Xenia Rural Water District Series 2016 5.00%, 12/01/2031	340	395,192

		978,295

Kansas – 0.3%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	265	278,169

Kentucky – 1.1%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	315	370,010
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	410	491,054
Kentucky Public Energy Authority (Morgan Stanley) Series 2019-C 4.00%, 02/01/2050	220	254,803

		1,115,867

Louisiana – 1.0%
City of New Orleans LA Series 2021-A 5.00%, 12/01/2035	440	569,928
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2048	400	471,820

		1,041,748

	Principal Amount (000)	U.S. $ Value

Maryland – 0.8%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017-A 5.00%, 09/01/2038	$100	$112,960
County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017-A 5.00%, 09/01/2045(a)	215	237,655
Maryland State Transportation Authority Series 2021-A 5.00%, 07/01/2032	340	457,243

		807,858

Massachusetts – 1.8%
Commonwealth of Massachusetts Series 2019-C 5.00%, 05/01/2022	355	362,147
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2038	165	218,566
Massachusetts Development Finance Agency Series 2012-A 5.25%, 07/01/2042 (Pre-refunded/ETM)	635	653,586
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2047	320	307,874
Massachusetts Development Finance Agency (Zero Waste Solutions LLC)
Series 2017 8.00%, 12/01/2022(c)	235	229,446
Series 2017-A 7.75%, 12/01/2044(c)	100	98,310

		1,869,929

Michigan – 1.9%
City of Detroit MI Series 2018 5.00%, 04/01/2036-04/01/2037	65	76,052
Detroit City School District Series 2012-A 5.00%, 05/01/2023	395	402,694
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047	325	353,280
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) AGM Series 2014-D2 5.00%, 07/01/2028	500	559,355

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	$235	$31,895
Michigan State Hospital Finance Authority (Trinity Health Corp.) Series 2017-C 5.00%, 12/01/2023	445	486,201
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	1,000	51,772

		1,961,249

Minnesota – 0.1%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL Series 1998 0.105%, 08/01/2028(d)	75	75,000

Missouri – 0.8%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036	470	547,476
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2046	245	263,605

		811,081

Nevada – 0.1%
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	100	107,505

New Jersey – 4.7%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013 5.00%, 03/01/2030	685	722,986
Series 2014-P 5.00%, 06/15/2029	500	554,443
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	415	474,645
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	415	477,512

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2019 5.00%, 07/01/2042	$375	$433,254
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 06/15/2038	250	305,187
New Jersey Turnpike Authority
Series 2014-A 5.00%, 01/01/2029	675	750,324
Series 2021-A 4.00%, 01/01/2042	500	595,860
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	515	600,495

		4,914,706

New York – 1.8%
County of Nassau NY Series 2017-C 5.00%, 10/01/2026	225	269,472
Metropolitan Transportation Authority Series 2019-D 5.00%, 09/01/2022	310	320,770
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	195	243,373
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	550	96,580
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC) Series 2005 5.25%, 10/01/2035	200	282,662
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	460	510,273
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 4.375%, 10/01/2045	100	115,519
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(a)	100	100,565

		1,939,214

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.3%
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2017 5.00%, 09/01/2041 (Pre-refunded/ETM)	$250	$277,168

Ohio – 2.6%
Buckeye Tobacco Settlement Financing Authority
Series 2020-B 5.00%, 06/01/2055	1,000	1,147,409
Zero Coupon, 06/01/2057	395	65,116
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2028	315	391,123
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	560	657,080
County of Miami OH (Kettering Health Network Obligated Group) Series 2019 5.00%, 08/01/2033	195	242,906
Ohio University Series 2012 5.00%, 12/01/2042 (Pre-refunded/ETM)	220	225,293
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	45	45,630

		2,774,557

Oregon – 0.1%
Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026	100	100,107

Pennsylvania – 2.3%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2019 5.00%, 07/15/2030	305	388,520
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	220	251,274
Commonwealth of Pennsylvania Series 2016 5.00%, 09/15/2023	600	650,713
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2051	215	240,287

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	$220	$258,779
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2042(b)	500	582,549

		2,372,122

Puerto Rico – 3.0%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	2,000	142,165
Commonwealth of Puerto Rico
Series 2006-A 5.25%, 07/01/2023(e) (f)	20	19,800
Series 2011-A 5.75%, 07/01/2041(e) (f)	40	39,100
Series 2012-A 5.50%, 07/01/2039(e) (f)	65	61,100
Series 2014-A 8.00%, 07/01/2035(e) (f)	100	87,500
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	77	72,441
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008-A 6.125%, 07/01/2024	15	16,268
Series 2012-A 5.125%, 07/01/2037	25	25,675
5.50%, 07/01/2028	30	30,875
5.25%, 07/01/2029-07/01/2042	120	123,326
5.00%, 07/01/2022-07/01/2033	90	92,365
6.00%, 07/01/2047	30	30,957
5.75%, 07/01/2037	30	30,918
Puerto Rico Electric Power Authority
Series 2007-T 5.00%, 07/01/2032-07/01/2037(e) (f)	175	171,937
AGM Series 2007-V 5.25%, 07/01/2031	245	270,229
Series 2008-W 5.50%, 07/01/2038(e) (f)	100	98,750
5.375%, 07/01/2024(e) (f)	45	44,381
5.00%, 07/01/2028(e) (f)	90	88,425
Series 2010-A 5.25%, 07/01/2030(e) (f)	55	54,175
Series 2010-C 5.00%, 07/01/2021(e) (g)	25	24,563
5.25%, 07/01/2028(e) (f)	65	64,025

	Principal Amount (000)	U.S. $ Value

Series 2010-D 5.00%, 07/01/2021(e) (g)	$15	$14,438
Series 2010-X 5.25%, 07/01/2040(e) (f)	70	68,950
Series 2010-Z 5.25%, 07/01/2024(e) (f)	25	24,625
Series 2012-A 5.00%, 07/01/2029(e) (f)	40	39,300
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	225	232,312
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018-A Zero Coupon, 07/01/2024-07/01/2046	434	153,136
Series 2019-A 5.00%, 07/01/2058	772	884,370
4.329%, 07/01/2040	100	112,001

		3,118,107

Tennessee – 0.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	280	288,511
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)	100	49,082
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(a)	100	102,869
Tennessee Housing Development Agency Series 2017 4.00%, 07/01/2048	175	187,293

		627,755

Texas – 5.2%
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 4.00%, 10/01/2050	100	108,723
City of Houston TX Series 2017-A 5.00%, 03/01/2026	405	479,012
Harris County-Houston Sports Authority AGM Series 2014-A 5.00%, 11/15/2025	615	687,759

	Principal Amount (000)	U.S. $ Value

Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	$500	$580,136
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	325	350,000
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053	35	23,822
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046	90	103,031
State of Texas Series 2021-B 5.00%, 08/01/2028	365	457,192
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2044	300	326,543
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	180	192,718
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058	230	275,964
Texas Water Development Board (Texas Water Development Board State Revolving Fund) Series 2021 5.00%, 08/01/2028	825	1,045,519
University of North Texas System Series 2020-A 5.00%, 04/15/2025	400	459,697
Uptown Development Authority Series 2017-A 5.00%, 09/01/2040	325	367,255

		5,457,371

Utah – 0.3%
City of Salt Lake City UT Airport Revenue Series 2018-A 5.00%, 07/01/2048	255	306,071

	Principal Amount (000)	U.S. $ Value

Vermont – 0.4%
Vermont Economic Development Authority (Wake Robin Corp.) Series 2017-A 5.00%, 05/01/2047	$235	$261,048
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2018 4.625%, 04/01/2036(a)	100	116,517

		377,565

Virginia – 1.3%
County of Loudoun VA Series 2021-A 5.00%, 12/01/2026	415	504,598
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	220	230,175
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	410	412,698
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2020 5.00%, 02/01/2027	155	188,933

		1,336,404

Washington – 1.9%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales Tax) Series 2021-S 5.00%, 11/01/2028	585	746,358
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	155	184,062
King County Public Hospital District No. 1 Series 2018 5.00%, 12/01/2031	265	331,253
Washington State Housing Finance Commission Series 2012-A 6.75%, 10/01/2047 (Pre-refunded/ETM)(a)	340	357,687
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2046(a)	315	341,288

		1,960,648

Wisconsin – 1.0%
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	160	175,333

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	$265	$287,228
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042-05/01/2047	410	474,356
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056	100	99,629

		1,036,546

Total Long-Term Municipal Bonds (cost $52,817,661)		56,080,581

Short-Term Municipal Notes – 5.8%
Arizona – 0.9%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 0.01%, 01/01/2046(h)	1,000	1,000,000

California – 0.9%
City of Irvine CA (City of Irvine CA Assessment District No 03-19) Series 2014-B 0.02%, 09/02/2029(h)	1,000	1,000,000

Illinois – 1.0%
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 0.04%, 11/15/2037(h)	1,000	1,000,000

Kentucky – 1.0%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-B 0.04%, 10/01/2039(h)	1,000	1,000,000

Nevada – 0.2%
County of Clark Department of Aviation Series 2014-D 0.05%, 07/01/2040(h)	200	200,000

New York – 1.8%
Triborough Bridge & Tunnel Authority Series 2018-C 0.03%, 01/01/2032(h)	1,000	1,000,000

	Principal Amount (000)	U.S. $ Value

New York City Health and Hospitals Corp. Series 2008-E 0.05%, 02/15/2026(h)	$850	$850,000

		1,850,000

Total Short-Term Municipal Notes (cost $6,050,000)		6,050,000

Total Municipal Obligations (cost $58,867,661)		62,130,581

	Shares

COMMON STOCKS – 29.0%
Information Technology – 7.5%
Communications Equipment – 0.1%
Cisco Systems, Inc./Delaware	1,631	89,444

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. - Class A	2,520	203,061
CDW Corp./DE	1,199	227,043
IPG Photonics Corp.(e)	307	50,406

		480,510

IT Services – 1.4%
Accenture PLC - Class A	571	204,075
Akamai Technologies, Inc.(e)	1,016	114,503
Automatic Data Processing, Inc.	854	197,180
Capgemini SE	40	9,235
Cognizant Technology Solutions Corp. - Class A	3,161	246,495
International Business Machines Corp.	1,535	179,749
Mastercard, Inc. - Class A	1,025	322,793
Visa, Inc. - Class A	934	180,981

		1,455,011

Semiconductors & Semiconductor Equipment – 1.1%
Advanced Micro Devices, Inc.(e)	310	49,095
Applied Materials, Inc.	2,414	355,317
ASM International NV	15	6,742
ASML Holding NV	151	118,517
Enphase Energy, Inc.(e)	30	7,500
KLA Corp.	291	118,766
Lam Research Corp.	279	189,678
NVIDIA Corp.	240	78,422
QUALCOMM, Inc.	1,136	205,116

		1,129,153

Software – 3.2%
Adobe, Inc.(e)	364	243,826
Autodesk, Inc.(e)	521	132,433
Bentley Systems, Inc.	867	41,607
Cadence Design Systems, Inc.(e)	162	28,749
Crowdstrike Holdings, Inc. - Class A(e)	370	80,342
DocuSign, Inc.(e)	30	7,391

Company	Shares	U.S. $ Value

Fortinet, Inc.(e)	474	$157,420
Intuit, Inc.	31	20,221
Microsoft Corp.	5,275	1,743,862
NortonLifeLock, Inc.	3,870	96,170
Oracle Corp.	1,272	115,421
SAP SE	1,483	190,048
ServiceNow, Inc.(e)	272	176,175
SS&C Technologies Holdings, Inc.	1,325	101,137
Synopsys, Inc.(e)	262	89,342
Trade Desk, Inc. (The) - Class A(e)	260	26,889
VMware, Inc. - Class A	1,103	128,764

		3,379,797

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.	5,154	851,956
HP, Inc.	1,970	69,502
NetApp, Inc.	1,750	155,540
Samsung Electronics Co., Ltd.	4,627	277,741

		1,354,739

		7,888,654

Financials – 4.3%
Banks – 1.0%
ABN AMRO Bank NV (GDR)(a)	5,501	78,516
Australia & New Zealand Banking Group Ltd.	3,080	58,218
Commonwealth Bank of Australia	1,182	78,037
Concordia Financial Group Ltd.	21,700	78,710
Credit Agricole SA	10,612	144,501
ING Groep NV	9,485	131,021
JPMorgan Chase & Co.	440	69,885
Mizuho Financial Group, Inc.	1,900	23,424
National Bank of Canada	966	75,067
Nordea Bank Abp	12,892	152,680
Skandinaviska Enskilda Banken AB - Class A	9,417	136,941
Societe Generale SA	440	13,692

		1,040,692

Capital Markets – 1.7%
Ameriprise Financial, Inc.	60	17,376
Apollo Global Management, Inc.	143	10,121
BlackRock, Inc. - Class A	183	165,544
Carlyle Group, Inc. (The)	2,373	129,779
Charles Schwab Corp. (The)	3,076	238,052
CME Group, Inc. - Class A	439	96,808
Credit Suisse Group AG	14,829	143,180
Daiwa Securities Group, Inc.	11,700	64,883
EQT AB	209	12,288
Goldman Sachs Group, Inc. (The)	895	340,986
IGM Financial, Inc.	3,364	121,583
London Stock Exchange Group PLC	784	67,918
Moody’s Corp.	487	190,242
Morgan Stanley	1,398	132,558
T. Rowe Price Group, Inc.	285	56,986

		1,788,304

Consumer Finance – 0.3%
Ally Financial, Inc.	3,198	146,564

Company	Shares	U.S. $ Value

American Express Co.	907	$138,136

		284,700

Diversified Financial Services – 0.3%
Groupe Bruxelles Lambert SA	671	72,870
Investor AB	6,029	140,093
Kinnevik AB(e)	1,537	54,799
M&G PLC	45,425	112,743

		380,505

Insurance – 0.7%
Aviva PLC	4,768	24,334
Japan Post Holdings Co., Ltd.(e)	17,000	128,118
Japan Post Insurance Co., Ltd.	9,500	146,752
Legal & General Group PLC	17,050	63,697
Manulife Financial Corp.	1,593	28,482
Medibank Pvt Ltd.	4,390	10,726
MetLife, Inc.	188	11,028
NN Group NV	2,793	138,783
Phoenix Group Holdings PLC	2,120	18,002
PICC Property & Casualty Co., Ltd. - Class H	28,200	24,109
Prudential Financial, Inc.	1,373	140,403

		734,434

Mortgage Real Estate Investment Trusts (REITs) – 0.3%
AGNC Investment Corp.	9,255	141,509
Annaly Capital Management, Inc.	17,992	145,735

		287,244

		4,515,879

Health Care – 3.8%
Biotechnology – 0.2%
AbbVie, Inc.	1,786	205,890

Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	2,449	308,011
Align Technology, Inc.(e)	135	82,557
Baxter International, Inc.	122	9,098
Cooper Cos., Inc. (The)	532	200,282
IDEXX Laboratories, Inc.(e)	259	157,490
Koninklijke Philips NV	3,404	119,958
Medtronic PLC	1,385	147,779

		1,025,175

Health Care Providers & Services – 0.5%
Anthem, Inc.	1,044	424,104
Henry Schein, Inc.(e)	643	45,691
UnitedHealth Group, Inc.	80	35,538

		505,333

Life Sciences Tools & Services – 0.6%
Bio-Rad Laboratories, Inc. - Class A(e)	156	117,499
Eurofins Scientific SE	170	21,748
IQVIA Holdings, Inc.(e)	775	200,826
Mettler-Toledo International, Inc.(e)	101	152,927

Company	Shares	U.S. $ Value

Sartorius Stedim Biotech	80	$47,230
Thermo Fisher Scientific, Inc.	250	158,208

		698,438

Pharmaceuticals – 1.5%
AstraZeneca PLC (Sponsored ADR)	1,243	68,154
Eli Lilly & Co.	474	117,571
Merck & Co., Inc.	2,049	153,491
Novo Nordisk A/S - Class B	1,788	191,405
Pfizer, Inc.	4,588	246,513
Roche Holding AG	525	205,450
Sanofi	2,266	215,411
Sumitomo Dainippon Pharma Co., Ltd.	700	8,531
Takeda Pharmaceutical Co., Ltd.	4,700	125,739
Zoetis, Inc.	955	212,048

		1,544,313

		3,979,149

Consumer Discretionary – 3.4%
Auto Components – 0.2%
Aisin Corp.	300	11,009
Aptiv PLC(e)	1,264	202,682

		213,691

Automobiles – 0.5%
Tesla, Inc.(e)	363	415,548
Toyota Motor Corp.	6,600	117,079

		532,627

Distributors – 0.0%
LKQ Corp.	420	23,478

Diversified Consumer Services – 0.1%
Service Corp. International/US	1,761	116,508

Hotels, Restaurants & Leisure – 0.3%
Booking Holdings, Inc.(e)	20	42,037
Compass Group PLC(e)	4,534	88,449
Darden Restaurants, Inc.	398	54,904
Domino’s Pizza Enterprises Ltd.	225	20,584
Domino’s Pizza, Inc.	39	20,441
Galaxy Entertainment Group Ltd.(e)	22,100	120,145

		346,560

Household Durables – 0.2%
Electrolux AB	1,106	24,832
Persimmon PLC	3,528	128,210

		153,042

Internet & Direct Marketing Retail – 1.2%
Alibaba Group Holding Ltd. (ADR)(e)	835	106,487
Amazon.com, Inc.(e)	243	852,218
Etsy, Inc.(e)	210	57,662
MercadoLibre, Inc.(e)	27	32,087

Company	Shares	U.S. $ Value

Prosus NV(e)	2,783	$223,650

		1,272,104

Multiline Retail – 0.2%
Target Corp.	689	168,006

Specialty Retail – 0.4%
Best Buy Co., Inc.	601	64,223
Home Depot, Inc. (The)	30	12,018
Lowe’s Cos., Inc.	416	101,750
TJX Cos., Inc. (The)	2,758	191,405

		369,396

Textiles, Apparel & Luxury Goods – 0.3%
Kering SA	70	53,906
NIKE, Inc. - Class B	1,508	255,214
Pandora A/S	253	31,479

		340,599

		3,536,011

Communication Services – 2.8%
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	3,677	83,946
Comcast Corp. - Class A	3,386	169,232
Orange SA	2,967	31,897
Spark New Zealand Ltd.	41,112	128,581
Telefonica SA	35,008	158,833

		572,489

Entertainment – 0.5%
Activision Blizzard, Inc.	1,991	116,673
Electronic Arts, Inc.	2,102	261,110
Netflix, Inc.(e)	173	111,049
Sea Ltd. (ADR)(e)	149	42,922

		531,754

Interactive Media & Services – 1.2%
Alphabet, Inc. - Class A(e)	40	113,518
Alphabet, Inc. - Class C(e)	152	433,054
Meta Platforms Inc. - Class A(e)	2,300	746,258

		1,292,830

Media – 0.3%
Interpublic Group of Cos., Inc. (The)	361	11,981
Omnicom Group, Inc.	1,922	129,370
Publicis Groupe SA	612	39,602
Vivendi SE	6,900	87,871

		268,824

Wireless Telecommunication Services – 0.2%
SoftBank Corp.	10,177	140,082
SoftBank Group Corp.	1,553	81,614

		221,696

		2,887,593

Company	Shares	U.S. $ Value

Industrials – 1.9%
Aerospace & Defense – 0.1%
Huntington Ingalls Industries, Inc.	420	$74,554

Air Freight & Logistics – 0.1%
Deutsche Post AG	1,066	62,960
Kuehne & Nagel International AG	241	68,894

		131,854

Building Products – 0.4%
Cie de Saint-Gobain	1,239	78,590
Lixil Corp.	800	19,571
Otis Worldwide Corp.	3,663	294,505
Owens Corning	300	25,452

		418,118

Construction & Engineering – 0.0%
Kajima Corp.	2,713	29,837

Electrical Equipment – 0.2%
Emerson Electric Co.	1,170	102,773
Rockwell Automation, Inc.	209	70,266
Vertiv Holdings Co.	2,223	56,998

		230,037

Industrial Conglomerates – 0.1%
3M Co.	608	103,384

Machinery – 0.6%
Cummins, Inc.	446	93,549
Dover Corp.	889	145,663
Mitsubishi Heavy Industries Ltd.	5,500	123,368
Parker-Hannifin Corp.	488	147,405
Snap-on, Inc.	63	12,972
Volvo AB - Class B	4,361	93,890

		616,847

Marine – 0.1%
Nippon Yusen KK	300	19,430
SITC International Holdings Co., Ltd.	7,000	27,947

		47,377

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	185	15,529
RELX PLC	1,671	51,856
Robert Half International, Inc.	946	105,167
Verisk Analytics, Inc. - Class A	291	65,437

		237,989

Road & Rail – 0.1%
Aurizon Holdings Ltd.	14,990	35,848

Company	Shares	U.S. $ Value

Nippon Express Co., Ltd.	500	$28,465

		64,313

		1,954,310

Energy – 1.3%
Oil, Gas & Consumable Fuels – 1.3%
Canadian Natural Resources Ltd.	1,942	79,416
Devon Energy Corp.	1,670	70,240
Enbridge, Inc.	2,100	78,792
Eni SpA	11,354	149,621
EOG Resources, Inc.	1,194	103,878
Inpex Corp.	11,000	90,008
Keyera Corp.	2,602	57,155
LUKOIL PJSC (Sponsored ADR)	905	79,803
Marathon Petroleum Corp.	2,577	156,810
Neste Oyj	969	45,831
OMV AG	2,100	111,520
ONEOK, Inc.	2,490	149,002
Royal Dutch Shell PLC - Class B	5,738	120,245
Suncor Energy, Inc.	2,330	56,761
Valero Energy Corp.	852	57,033

		1,406,115

Real Estate – 1.3%
Equity Real Estate Investment Trusts (REITs) – 1.1%
American Tower Corp.	651	170,875
Duke Realty Corp.	730	42,581
Extra Space Storage, Inc.	764	152,800
Iron Mountain, Inc.	3,007	136,638
Omega Healthcare Investors, Inc.	4,549	127,099
Orix JREIT, Inc.	14	22,325
Public Storage	335	109,672
RioCan Real Estate Investment Trust	420	6,987
Simon Property Group, Inc.	430	65,721
Stockland	39,607	122,278
VICI Properties, Inc.	4,249	115,573
Vornado Realty Trust	863	34,641
Weyerhaeuser Co.	1,966	73,941

		1,181,131

Real Estate Management & Development – 0.2%
CBRE Group, Inc. - Class A(e)	1,462	139,723
Nomura Real Estate Holdings, Inc.	2,700	58,543

		198,266

		1,379,397

Materials – 1.1%
Chemicals – 0.5%
Celanese Corp. - Class A	70	10,595
Clariant AG(e)	1,130	22,127
International Flavors & Fragrances, Inc.	717	101,936
Linde PLC	425	135,209
Mitsubishi Chemical Holdings Corp.	6,887	53,838
Mosaic Co. (The)	840	28,745
Sumitomo Chemical Co., Ltd.	30,000	137,611

Company	Shares	U.S. $ Value

Umicore SA	240	$11,736

		501,797

Containers & Packaging – 0.1%
Packaging Corp. of America	1,071	139,862

Metals & Mining – 0.5%
BHP Group Ltd.	4,764	133,458
Evraz PLC	18,049	137,593
Fortescue Metals Group Ltd.	13,405	160,977
Rio Tinto Ltd.	1,340	88,913
Steel Dynamics, Inc.	366	21,887
Teck Resources Ltd. - Class B	600	15,913

		558,741

		1,200,400

Consumer Staples – 1.0%
Beverages – 0.5%
Asahi Group Holdings Ltd.	3,870	142,727
Coca-Cola Co. (The)	5,329	279,506
Constellation Brands, Inc. - Class A	413	93,061

		515,294

Food & Staples Retailing – 0.0%
Kroger Co. (The)	369	15,325

Tobacco – 0.5%
Altria Group, Inc.	3,530	150,519
Imperial Brands PLC	7,235	147,859
Philip Morris International, Inc.	1,907	163,888

		462,266

		992,885

Utilities – 0.6%
Electric Utilities – 0.2%
AusNet Services Ltd.	11,460	20,698
Endesa SA	4,661	104,849
Iberdrola SA	7,033	78,995
NRG Energy, Inc.	336	12,103

		216,645

Gas Utilities – 0.2%
AltaGas Ltd.	5,617	106,848
Snam SpA	3,071	17,306
UGI Corp.	1,248	51,480

		175,634

Independent Power and Renewable Electricity Producers – 0.1%
Uniper SE	1,962	85,182

Multi-Utilities – 0.1%
Atco Ltd./Canada - Class I	1,195	38,943
E.ON SE	4,902	60,473

Company	Shares	U.S. $ Value

Sempra Energy	327	$39,198

		138,614

		616,075

Total Common Stocks (cost $29,819,423)		30,356,468

PREFERRED STOCKS – 6.4%
Real Estate – 6.4%
Diversified REITs – 1.3%
Armada Hoffler Properties, Inc. Series A 6.75%	7,815	200,064
DigitalBridge Group, Inc. Series H 7.125%	7,937	196,758
DigitalBridge Group, Inc. Series I 7.15%	5,079	127,991
DigitalBridge Group, Inc. Series J 7.125%	4,575	118,081
Gladstone Commercial Corp. Series E 6.625%	5,851	154,291
Global Net Lease, Inc. Series A 7.25%	4,357	111,191
Global Net Lease, Inc. Series B 6.875%	3,646	93,811
PS Business Parks, Inc. Series X 5.25%	193	4,975
PS Business Parks, Inc. Series Y 5.20%	2,193	56,141
PS Business Parks, Inc. Series Z 4.875%	7,687	201,861
Vornado Realty Trust Series L 5.40%	3,588	90,023

		1,355,187

Health Care REITs – 0.1%
Global Medical REIT, Inc. Series A 7.50%	2,772	71,102
Healthcare Trust, Inc. Series B 7.125%	1,053	26,451

		97,553

Hotel & Resort REITs – 1.0%
Chatham Lodging Trust Series A 6.625%	3,885	99,650

Company	Shares	U.S. $ Value

DiamondRock Hospitality Co. 8.25%	6,828	$183,946
Hersha Hospitality Trust Series C 6.875%	782	18,377
Hersha Hospitality Trust Series D 6.50%	3,923	91,210
Hersha Hospitality Trust Series E 6.50%	2,727	63,636
Pebblebrook Hotel Trust Series E 6.375%	1,093	27,019
Pebblebrook Hotel Trust Series F 6.30%	5,683	139,518
Pebblebrook Hotel Trust Series H 5.70%	8,025	196,051
Summit Hotel Properties, Inc. Series E 6.25%	8,671	217,824
Summit Hotel Properties, Inc. Series F 5.875%	1,400	34,734

		1,071,965

Industrial REITs – 0.5%
Monmouth Real Estate Investment Corp. Series C 6.125%	8,101	202,606
Plymouth Industrial REIT, Inc. Series A 7.50%	2,572	68,544
Rexford Industrial Realty, Inc. Series B 5.875%	5,575	143,946
Rexford Industrial Realty, Inc. Series C 5.625%	3,099	81,566

		496,662

Office REITs – 0.3%
City Office REIT, Inc. Series A 6.625%	1,978	49,806
Hudson Pacific Properties, Inc. Series C 4.75%	4,250	106,930
Vornado Realty Trust Series M 5.25%	3,061	77,964
Vornado Realty Trust Series N 5.25%	1,851	47,552

		282,252

Company	Shares	U.S. $ Value

Real Estate Development – 0.7%
Agree Realty Corp. Series A 4.25%	11,300	$267,358
American Finance Trust, Inc. Series C 7.375%	8,150	213,856
Sunstone Hotel Investors, Inc. Series H 6.125%	3,275	83,316
Vornado Realty Trust Series O 4.45%	5,625	137,644

		702,174

Real Estate Operating Companies – 0.1%
Brookfield Property Partners LP Series A2 6.375%	3,477	87,377

Real Estate Services – 0.1%
CTO Realty Growth, Inc. Series A 6.375%	2,403	63,079
Sunstone Hotel Investors, Inc. Series I 5.70%	3,450	85,922

		149,001

Residential REITs – 0.6%
American Homes 4 Rent Series F 5.875%	4,231	107,256
American Homes 4 Rent Series G 5.875%	459	11,659
American Homes 4 Rent Series H 6.25%	3,561	93,476
Bluerock Residential Growth REIT, Inc. Series D 7.125%	2,680	67,670
Centerspace Series C 6.625%	3,781	97,172
UMH Properties, Inc. Series C 6.75%	9,292	237,782
UMH Properties, Inc. Series D 6.375%	2,825	73,987

		689,002

Retail REITs – 0.9%
American Finance Trust, Inc. Series A 7.50%	1,350	35,464

Company	Shares		U.S. $ Value

Cedar Realty Trust, Inc. Series C 6.50%		5,761	$144,947
Saul Centers, Inc. Series D 6.125%		6,875	175,794
SITE Centers Corp. Series A 6.375%		8,238	206,197
Spirit Realty Capital, Inc. Series A 6.00%		5,403	137,236
Urstadt Biddle Properties, Inc. Series H 6.25%		6,790	171,447
Urstadt Biddle Properties, Inc. Series K 5.875%		1,424	35,871

			906,956

Specialized REITs – 0.8%
Digital Realty Trust, Inc. Series K 5.85%		3,025	82,643
Digital Realty Trust, Inc. Series L 5.20%		10,725	285,821
National Storage Affiliates Trust Series A 6.00%		8,130	210,161
Public Storage Series H 5.60%		989	26,752
Public Storage Series L 4.625%		5,183	135,639
Public Storage Series M 4.125%		1,644	41,248
Public Storage Series P 4.00%		2,805	68,863

			851,127

Total Preferred Stocks (cost $6,545,277)			6,689,256

	Notional Amount

OPTIONS PURCHASED - PUTS – 2.0%
Options on Equity Indices – 2.0%
Euro STOXX 50 Index Expiration: Jun 2022; Contracts: 1,730; Exercise Price: EUR 3,550.00; Counterparty: Bank of America, NA(e)	EUR	6,141,500	278,799

	Notional Amount		U.S. $ Value

Euro STOXX 50 Index Expiration: Jun 2022; Contracts: 130; Exercise Price: EUR 3,550.00; Counterparty: Bank of America, NA(e)	EUR	461,500	$20,950
FTSE 100 Index Expiration: May 2022; Contracts: 360; Exercise Price: GBP 6,200.00; Counterparty: Bank of America, NA(e)	GBP	2,232,000	80,812
FTSE 100 Index Expiration: May 2022; Contracts: 30; Exercise Price: GBP 6,200.00; Counterparty: Bank of America, NA(e)	GBP	186,000	6,734
Nikkei 225 Index Expiration: May 2022; Contracts: 22,000; Exercise Price: JPY 24,500.00; Counterparty: UBS AG(e)	JPY	539,000,000	141,938
Nikkei 225 Index Expiration: May 2022; Contracts: 2,000; Exercise Price: JPY 24,500.00; Counterparty: UBS AG(e)	JPY	49,000,000	12,903
S&P 500 Index Expiration: May 2022; Contracts: 12,700; Exercise Price: USD 3,900.00; Counterparty: UBS AG(e)	USD	49,530,000	1,454,994
S&P 500 Index Expiration: May 2022; Contracts: 1,000; Exercise Price: USD 3,900.00; Counterparty: UBS AG(e)	USD	3,900,000	114,567

Total Options Purchased (cost $1,377,627)			2,111,697

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Transportation - Airlines – 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a) (cost $100,000)	$	100	104,484

	Shares

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(i) (j) (k) (cost $2,837,779)		2,837,779	2,837,779

U.S. $ Value

Total Investments – 99.7% (cost $99,547,767)(l)	$104,230,265
Other assets less liabilities – 0.3%	284,440

Net Assets – 100.0%	$104,514,705

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	8	December 2021	$794,914	$2,233
10 Yr Mini Japan Government Bond Futures	5	December 2021	672,402	820
Euro STOXX 50 Index Futures	85	December 2021	3,930,169	(119,212)
Euro-Bund Futures	4	December 2021	781,940	109
FTSE 100 Index Futures	14	December 2021	1,318,153	(29,318)
FTSE China A50 Futures	10	December 2021	153,940	(3,154)
FTSE KLCI Futures	1	December 2021	18,034	(12)
FTSE Taiwan Index Futures	6	December 2021	362,640	(8,180)
Hang Seng Index Futures	1	December 2021	150,519	(7,527)
Long Gilt Futures	1	March 2022	167,946	(294)
MSCI Emerging Markets Futures	5	December 2021	303,075	(22,725)
S&P 500 E-Mini Futures	76	December 2021	17,351,750	11,878
S&P TSX 60 Index Futures	2	December 2021	390,152	6,082
SET 50 Futures	154	December 2021	849,394	(44,686)
SPI 200 Futures	1	December 2021	128,865	(2,628)
TOPIX Index Futures	16	December 2021	2,683,771	(158,120)
U.S. T-Note 10 Yr (CBT) Futures	98	March 2022	12,819,625	142,459
Sold Contracts
10 Yr Canadian Bond Futures	5	March 2022	552,507	(4,978)
BIST 30 Futures	523	December 2021	754,798	(25,136)
FTSE 100 Index Futures	2	December 2021	188,308	(349)
FTSE/JSE Top 40 Futures	22	December 2021	886,141	(49,323)
Hang Seng Index Futures	5	December 2021	752,597	38,016
Long Gilt Futures	6	March 2022	1,007,676	(6,724)
Mexican BOLSA Index Futures	9	December 2021	207,849	10,315
MSCI Singapore IX ETS Futures	31	December 2021	781,957	43,545
OMXS30 Index Futures	27	December 2021	671,743	41,488
S&P 500 E-Mini Futures	1	December 2021	228,312	2,570
S&P TSX 60 Index Futures	5	December 2021	975,381	34,564
SGX Nifty 50 Futures	15	December 2021	511,905	12,269
U.S. T-Note 10 Yr (CBT) Futures	6	March 2022	784,875	(10,837)
WIG 20 Index Futures	35	December 2021	373,929	(1,303)

				$(148,158)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CNY	1,961	USD	303	12/09/2021	$(5,139)
Bank of America, NA	USD	2,655	NOK	23,181	12/15/2021	(92,376)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	163	RUB	11,729	12/15/2021	$(5,646)
Bank of America, NA	PEN	7,526	USD	1,870	01/21/2022	24,407
Barclays Bank PLC	CNY	4,526	USD	707	12/09/2021	(3,867)
Barclays Bank PLC	CAD	1,577	USD	1,241	12/15/2021	5,911
Barclays Bank PLC	GBP	576	USD	770	12/15/2021	3,910
Barclays Bank PLC	JPY	102,890	USD	902	12/15/2021	(8,740)
Barclays Bank PLC	NOK	6,315	USD	698	12/15/2021	209
Barclays Bank PLC	USD	1,133	NOK	10,100	12/15/2021	(16,453)
Barclays Bank PLC	USD	658	NZD	967	12/15/2021	2,171
Barclays Bank PLC	USD	1,106	SEK	9,727	12/15/2021	(26,316)
Barclays Bank PLC	USD	1,493	SEK	13,478	12/15/2021	2,681
Barclays Bank PLC	MYR	1,043	USD	248	12/22/2021	888
Barclays Bank PLC	USD	2,406	MYR	10,041	12/22/2021	(26,572)
Barclays Bank PLC	INR	84,546	USD	1,121	01/07/2022	(1,365)
Barclays Bank PLC	USD	2,270	INR	169,702	01/07/2022	(17,314)
Barclays Bank PLC	TWD	13,572	USD	490	01/20/2022	(2,260)
Barclays Bank PLC	USD	388	KRW	455,860	01/20/2022	(2,899)
Barclays Bank PLC	USD	287	TWD	7,929	01/20/2022	1,180
Barclays Bank PLC	COP	11,443,037	USD	2,967	01/21/2022	117,543
Barclays Bank PLC	USD	1,068	CLP	878,370	01/21/2022	(11,966)
Barclays Bank PLC	IDR	1,318,718	USD	91	01/27/2022	(615)
Barclays Bank PLC	IDR	8,008,831	USD	558	01/27/2022	2,254
Barclays Bank PLC	PHP	171,548	USD	3,357	01/27/2022	(37,402)
Barclays Bank PLC	PHP	6,737	USD	134	01/27/2022	432
Barclays Bank PLC	USD	201	IDR	2,880,688	01/27/2022	(1,427)
Barclays Bank PLC	USD	547	IDR	7,890,056	01/27/2022	560
Barclays Bank PLC	USD	3,625	PHP	185,791	01/27/2022	51,890
BNP Paribas SA	HUF	261,545	USD	883	12/07/2021	69,227
BNP Paribas SA	USD	2,823	CAD	3,545	12/15/2021	(47,034)
Citibank, NA	USD	757	SEK	6,718	12/15/2021	(11,141)
Credit Suisse International	CZK	13,027	USD	577	12/07/2021	(1,478)
Credit Suisse International	USD	341	HUF	110,003	12/07/2021	967
Credit Suisse International	USD	540	HUF	169,016	12/07/2021	(14,159)
Credit Suisse International	CNY	9,003	USD	1,410	12/09/2021	(2,769)
Credit Suisse International	USD	3,104	CNY	19,965	12/09/2021	29,486
Credit Suisse International	EUR	567	USD	639	12/15/2021	(4,417)
Credit Suisse International	GBP	553	USD	735	12/15/2021	(203)
Deutsche Bank AG	BRL	1,681	USD	306	12/02/2021	7,042
Deutsche Bank AG	USD	299	BRL	1,681	12/02/2021	(104)
Deutsche Bank AG	GBP	485	USD	652	12/15/2021	6,032
Deutsche Bank AG	RUB	22,732	USD	308	12/15/2021	2,620
Deutsche Bank AG	USD	1,691	RUB	124,634	12/15/2021	(14,365)
Deutsche Bank AG	INR	59,579	USD	790	01/07/2022	(1,147)
Deutsche Bank AG	USD	1,144	KRW	1,355,138	01/20/2022	999
Deutsche Bank AG	CLP	540,539	USD	667	01/21/2022	17,522
Deutsche Bank AG	PEN	601	USD	147	01/21/2022	(299)
Deutsche Bank AG	USD	100	CLP	81,784	01/21/2022	(1,841)
Deutsche Bank AG	USD	629	COP	2,470,090	01/21/2022	(14,114)
Goldman Sachs Bank USA	BRL	1,688	USD	300	12/02/2021	104
Goldman Sachs Bank USA	USD	202	BRL	1,126	12/02/2021	(1,701)
Goldman Sachs Bank USA	USD	99	BRL	562	12/02/2021	484
Goldman Sachs Bank USA	HUF	196,334	USD	629	12/07/2021	17,669
Goldman Sachs Bank USA	AUD	1,154	USD	833	12/15/2021	9,992
Goldman Sachs Bank USA	RUB	130,439	USD	1,800	12/15/2021	45,356
Goldman Sachs Bank USA	RUB	5,103	USD	69	12/15/2021	(29)
Goldman Sachs Bank USA	USD	1,471	RUB	106,433	12/15/2021	(39,420)
Goldman Sachs Bank USA	USD	1,340	MYR	5,573	12/22/2021	(19,474)
Goldman Sachs Bank USA	ZAR	15,686	USD	985	01/25/2022	6,009
HSBC Bank USA	PLN	2,432	USD	631	12/07/2021	38,555
HSBC Bank USA	AUD	3,023	USD	2,209	12/15/2021	53,800
HSBC Bank USA	INR	58,825	USD	772	01/07/2022	(9,002)
HSBC Bank USA	USD	1,905	INR	143,371	01/07/2022	(1,532)
HSBC Bank USA	KRW	1,371,081	USD	1,162	01/20/2022	4,404
HSBC Bank USA	USD	869	TWD	24,374	01/20/2022	15,495
HSBC Bank USA	USD	181	CLP	146,872	01/21/2022	(4,806)
HSBC Bank USA	IDR	39,196	USD	3	01/27/2022	4
Morgan Stanley Capital Services, Inc.	BRL	10,041	USD	1,787	12/02/2021	620

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	1,788	BRL	10,041	12/02/2021	$(1,908)
Morgan Stanley Capital Services, Inc.	TWD	49,733	USD	1,777	01/20/2022	(27,816)
Standard Chartered Bank	INR	52,066	USD	700	01/07/2022	8,599
Standard Chartered Bank	PHP	18,136	USD	360	01/27/2022	1,162
Standard Chartered Bank	USD	1,079	IDR	15,498,865	01/27/2022	(3,046)
State Street Bank & Trust Co.	CZK	8,812	USD	404	12/07/2021	12,083
State Street Bank & Trust Co.	CZK	13,290	USD	587	12/07/2021	(3,407)
State Street Bank & Trust Co.	USD	821	CZK	18,245	12/07/2021	(10,585)
State Street Bank & Trust Co.	USD	210	HUF	68,857	12/07/2021	4,050
State Street Bank & Trust Co.	USD	841	PLN	3,413	12/07/2021	(10,753)
State Street Bank & Trust Co.	USD	507	PLN	2,117	12/07/2021	8,411
State Street Bank & Trust Co.	THB	78,819	USD	2,328	12/09/2021	(11,221)
State Street Bank & Trust Co.	THB	32,115	USD	971	12/09/2021	17,971
State Street Bank & Trust Co.	USD	592	THB	19,661	12/09/2021	(8,792)
State Street Bank & Trust Co.	EUR	59	USD	67	12/15/2021	(428)
State Street Bank & Trust Co.	GBP	305	USD	410	12/15/2021	4,150
State Street Bank & Trust Co.	NZD	356	USD	251	12/15/2021	8,313
State Street Bank & Trust Co.	SEK	1,877	USD	206	12/15/2021	(1,913)
State Street Bank & Trust Co.	USD	306	AUD	430	12/15/2021	373
State Street Bank & Trust Co.	USD	146	CAD	183	12/15/2021	(2,886)
State Street Bank & Trust Co.	USD	372	CAD	475	12/15/2021	261
State Street Bank & Trust Co.	USD	588	CHF	545	12/15/2021	5,474
State Street Bank & Trust Co.	USD	192	EUR	168	12/15/2021	(1,356)
State Street Bank & Trust Co.	USD	452	EUR	399	12/15/2021	304
State Street Bank & Trust Co.	USD	460	JPY	52,561	12/15/2021	4,691
State Street Bank & Trust Co.	USD	134	NOK	1,168	12/15/2021	(5,237)
State Street Bank & Trust Co.	MXN	13,124	USD	641	01/13/2022	34,343
State Street Bank & Trust Co.	USD	781	MXN	16,672	01/13/2022	(10,070)
State Street Bank & Trust Co.	NZD	210	USD	146	01/20/2022	2,419
State Street Bank & Trust Co.	USD	161	NOK	1,379	01/20/2022	(8,737)
State Street Bank & Trust Co.	ZAR	1,913	USD	120	01/25/2022	882
UBS AG	BRL	10,047	USD	1,793	12/02/2021	6,006
UBS AG	USD	1,788	BRL	10,047	12/02/2021	(620)
UBS AG	CHF	2,634	USD	2,832	12/15/2021	(37,729)
UBS AG	NZD	4,358	USD	3,047	12/15/2021	73,533
UBS AG	RUB	20,615	USD	279	12/15/2021	1,811
UBS AG	RUB	42,718	USD	568	12/15/2021	(6,649)
UBS AG	USD	1,781	BRL	10,047	01/04/2022	(5,553)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	TWD	5,098	USD	184	01/20/2022	$(1,181)

						$125,980

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.30%	USD	500	$(42,792)	$(46,802)	$4,010
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)	Quarterly	3.30	USD	1,120	(95,809)	(93,944)	(1,865)
iTraxx Xover Series 36, 5 Year Index, 12/20/2026*	(5.00)	Quarterly	2.87	EUR	610	(74,176)	(65,542)	(8,634)

						$(212,777)	$(206,288)	$(6,489)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	290	01/15/2025	2.565%	CPI#	Maturity	$15,687	$—	$15,687
USD	145	01/15/2025	2.585%	CPI#	Maturity	7,721	—	7,721
USD	145	01/15/2025	2.613%	CPI#	Maturity	7,554	—	7,554
USD	650	01/15/2026	CPI#	3.765%	Maturity	6,592	—	6,592
USD	700	01/15/2027	CPI#	3.320%	Maturity	(3,847)	—	(3,847)
USD	620	01/15/2027	CPI#	3.466%	Maturity	2,676	(864)	3,540
USD	1,170	01/15/2028	0.735%	CPI#	Maturity	226,475	—	226,475
USD	1,080	01/15/2028	1.230%	CPI#	Maturity	166,281	—	166,281
USD	310	01/15/2028	1.230%	CPI#	Maturity	47,729	—	47,729
USD	850	01/15/2029	CPI#	3.390%	Maturity	16,899	—	16,899
USD	710	01/15/2029	CPI#	3.331%	Maturity	10,229	—	10,229
USD	630	01/15/2030	1.585%	CPI#	Maturity	91,369	—	91,369
USD	75	01/15/2030	1.572%	CPI#	Maturity	10,979	—	10,979
USD	75	01/15/2030	1.587%	CPI#	Maturity	10,862	—	10,862
USD	250	01/15/2031	2.782%	CPI#	Maturity	7,027	—	7,027
USD	220	01/15/2031	2.680%	CPI#	Maturity	8,736	—	8,736
USD	170	04/15/2032	CPI#	2.909%	Maturity	(338)	—	(338)
USD	150	04/15/2032	CPI#	2.748%	Maturity	(3,373)	—	(3,373)
USD	130	04/15/2032	CPI#	2.722%	Maturity	(3,358)	—	(3,358)

						$625,900	$(864)	$626,764

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	820	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	$9,922	$—	$9,922
USD	650	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	3,447	—	3,447
USD	145	10/09/2029	3 Month LIBOR	1.479%	Quarterly/ Semi-Annual	464	—	464
USD	145	10/09/2029	3 Month LIBOR	1.476%	Quarterly/ Semi-Annual	431	—	431
USD	350	01/15/2031	1.559%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,955)	—	(1,955)
NZD	70	07/12/2031	3 Month BKBM	1.695%	Quarterly/ Semi-Annual	(3,794)	—	(3,794)
CHF	860	09/17/2031	1 Day SARON	(0.181)%	Annual	(15,252)	(7,200)	(8,052)
NZD	520	09/28/2031	3 Month BKBM	2.180%	Quarterly/ Semi-Annual	(14,384)	—	(14,384)
SEK	320	09/28/2031	3 Month STIBOR	0.811%	Quarterly/ Annual	(16)	—	(16)
SEK	2,170	10/04/2031	3 Month STIBOR	0.888%	Quarterly/ Annual	1,645	—	1,645
SEK	300	10/06/2031	3 Month STIBOR	0.888%	Quarterly/ Annual	225	—	225
NOK	6,260	10/21/2031	1.983%	6 Month NIBOR	Annual/ Semi-Annual	(18,477)	—	(18,477)
CHF	60	11/19/2031	1 Day SARON	0.100%	Annual	758	—	758
USD	1,300	02/15/2041	3 Month LIBOR	1.850%	Quarterly/ Semi-Annual	38,019	—	38,019
USD	350	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	30,494	—	30,494

						$31,527	$(7,200)	$38,727

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	8	$(2,092)	$(763)	$(1,329)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	70	$(18,973)	$(8,612)	$(10,361)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3	(819)	(289)	(530)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	4	(1,062)	(477)	(585)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	54	(14,731)	(5,203)	(9,528)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	81	(22,096)	(7,604)	(14,492)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	138	(37,645)	(16,355)	(21,290)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	7	(1,910)	(858)	(1,052)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	26	(7,092)	(3,185)	(3,907)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	69	(18,822)	(6,287)	(12,535)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	149	(40,646)	(20,623)	(20,023)

						$(165,888)	$(70,256)	$(95,632)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	195	10/09/2029	1.120%	SIFMA*	Quarterly	$(538)	$—	$(538)
Citibank, NA	USD	195	10/09/2029	1.125%	SIFMA*	Quarterly	(621)	—	(621)

							$(1,159)	$—	$(1,159)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA JPABSAA1(1)	0.14%	Maturity	USD	5,263	12/31/2021	$0
Morgan Stanley Capital Services LLC
KOSPI 200 Futures	0.00%	Monthly	KRW	186,675	12/09/2021	(6,500)
KOSPI 200 Futures	0.00%	Monthly	KRW	280,013	12/09/2021	(11,741)
KOSPI 200 Futures	0.00%	Monthly	KRW	373,350	12/09/2021	(18,139)
KOSPI 200 Futures	0.00%	Monthly	KRW	466,688	12/09/2021	(27,268)
RTS Futures	0.00%	Monthly	USD	109	12/16/2021	(77)
RTS Futures	0.00%	Monthly	USD	201	12/16/2021	(27,705)
RTS Futures	0.00%	Monthly	USD	316	12/16/2021	(39,755)
Swiss Market Index Futures	0.00%	Monthly	CHF	485	12/17/2021	(9,929)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
IBOVESPA Futures	0.00%	Monthly	BRL	1,231	12/15/2021	8,325
IBOVESPA Futures	0.00%	Monthly	BRL	308	12/15/2021	122

						$ (132,667)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $5,712,012 or 5.5% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.31% of net assets as of November 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/02/2017	$224,815	$229,446	0.22%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017-A 7.75%, 12/01/2044	12/07/2017	100,000	98,310	0.09%

(d)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2021 and the aggregate market value of this security amounted to $75,000 or 0.07% of net assets.

(e)	Non-income producing security.
(f)	Defaulted.
(g)	Defaulted matured security.

(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of November 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,265,873 and gross unrealized depreciation of investments was $(3,176,009), resulting in net unrealized appreciation of $5,089,864.

As of November 30, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

AGM – Assured Guaranty Municipal

BIST – Borsa Istanbul Stock Exchange

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CPI – Consumer Price Index

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

NIBOR – Norwegian Interbank Offered Rate

OSF – Order of St. Francis

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RTS – Russian Trading System

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SGX – Singapore Exchange

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

UPMC – University of Pittsburgh Medical Center

WIG – Warszawski Indeks Gieldowy

(1) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPABSAA1 as of November 30, 2021.

Security Description	Shares	Current Notional		Percent of Basket’s Value
S&P 500 Total Return Index	(299)	USD	(2,860,759)	(54.4)%
MSCI Daily TR Gross EAFE Index	(128)		(1,277,225)	(24.3)%
JPMorgan Cash Index	(3,138)		(956,767)	(18.2)%
Microsoft Corp.	809		267,395	5.1%
Alphabet, Inc.	63		179,470	3.4%
AutoZone, Inc.	74		133,956	2.5%
Apple, Inc.	804		132,922	2.5%
MSCI Daily TR Gross Canada Index	(13)		(131,485)	(2.5)%
Roche Holding AG	311		121,026	2.3%
Oracle Corp.	1,288		116,888	2.2%
Paychex, Inc.	950		113,268	2.2%
UnitedHealth Group, Inc.	239		106,027	2.0%
Novo Nordisk A/S	917		97,752	1.9%
Amazon.com, Inc.	27		96,200	1.8%
Koninklijke Ahold Delhaize	2,774		92,580	1.8%
Royal Bank of Canada	909		89,477	1.7%
S&P Global, Inc.	196		89,477	1.7%
RELX PLC	2,851		87,925	1.7%
Walmart, Inc.	614		86,373	1.6%
Home Depot, Inc.(The)	212		84,822	1.6%
Meta Platforms, Inc.	255		82,753	1.6%
Constellation Software, Inc.(Canada)	49		82,236	1.6%
Capgemini SE	326		74,995	1.4%
Procter & Gamble Co.(The)	504		72,926	1.4%
Salmar ASA	1,150		72,409	1.4%
Partners Group Holding AG	42		72,409	1.4%
JPMorgan Chase & Co.	453		71,892	1.4%
Swedish Match AB	9,763		70,857	1.3%
Royal Dutch Shell PLC	32		67,754	1.3%
Wolters Kluwer NV	606		67,754	1.3%
Visa, Inc.	344		66,720	1.3%
Merck & Co, Inc.	829		62,065	1.2%
Adobe Inc.	92		61,547	1.2%
Deckers Outdoor Corp.	152		61,547	1.2%
Nippon Telegraph & Telephone Co.	2,217		61,030	1.2%
CME Group, Inc.	265		58,444	1.1%

Security Description	Shares	Current Notional		Percent of Basket’s Value
Bank Leumi Le-Israel	60	USD	58,444	1.1%
Thermo Fisher Scientific Inc.	91		57,410	1.1%
Toronto-Dominion Bank (The)	787		55,341	1.1%
Booz Allen Hamilton Holding Co.	641		53,789	1.0%
NextEra Energy Inc.	614		53,272	1.0%
Anthem Inc.	129		52,238	1.0%
Assa Abloy AB	1,868		52,238	1.0%
Progressive Corp.(The)	556		51,721	1.0%
Broadcom Inc.	93		51,721	1.0%
DBS Group Holdings Ltd.	2,350		51,203	1.0%
Sony Group Corp.	408		49,652	0.9%
Electronic Arts Inc.	387		48,100	0.9%
NortonLifeLock Inc.	1,873		46,548	0.9%
Oracle Corp.(Japan)	474		46,548	0.9%
Other Long	32,612		1,442,486	27.4%

AB Tax-Managed All Market Income Portfolio

November 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$56,080,581	$—	$56,080,581
Short-Term Municipal Notes		6,050,000		6,050,000
Common Stocks:
Information Technology	7,286,371	602,283	—	7,888,654
Financials	2,396,844	2,119,035	—	4,515,879
Health Care	3,043,677	935,472	—	3,979,149
Consumer Discretionary	2,716,668	819,343	—	3,536,011
Communication Services	2,219,113	668,480	—	2,887,593
Industrials	1,313,654	640,656	—	1,954,310
Energy	888,890	517,225	—	1,406,115
Real Estate	1,176,251	203,146	—	1,379,397
Materials	454,147	746,253	—	1,200,400
Consumer Staples	702,299	290,586	—	992,885
Utilities	432,416	183,659	—	616,075
Preferred Stocks	6,689,256	—	—	6,689,256
Options Purchased - Puts	—	2,111,697	—	2,111,697
Corporates - Non-Investment Grade	—	104,484	—	104,484
Short-Term Investments	2,837,779	—	—	2,837,779

Total Investments in Securities	32,157,365	72,072,900	—	104,230,265
Other Financial Instruments(a):
Assets:
Futures	346,348	—	—	346,348

Investments in Securities:	Level 1	Level 2	Level 3	Total
Forward Currency Exchange Contracts	$—	$735,259	$—	$735,259
Centrally Cleared Inflation (CPI) Swaps	—	636,816	—	636,816
Centrally Cleared Interest Rate Swaps	—	85,405	—	85,405
Total Return Swaps	—	8,447	—	8,447
Liabilities:
Futures	(494,506)	—	—	(494,506)
Forward Currency Exchange Contracts	—	(609,279)	—	(609,279)
Centrally Cleared Credit Default Swaps	—	(212,777)	—	(212,777)
Centrally Cleared Inflation (CPI) Swaps	—	(10,916)	—	(10,916)
Centrally Cleared Interest Rate Swaps	—	(53,878)	—	(53,878)
Credit Default Swaps	—	(165,888)	—	(165,888)
Interest Rate Swaps	—	(1,159)	—	(1,159)
Total Return Swaps	—	(141,114)	—	(141,114)

Total	$32,009,207	$72,343,816	$—	$104,353,023

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2021 is as follows:

Fund	Market Value 08/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,985	$18,987	$19,134	$2,838	$0	*

*	Amount less than $500.